GOODWILL AND INTANGIBLES, NET	9 Months Ended
Sep. 29, 2012
GOODWILL AND INTANGIBLES, NET
GOODWILL AND INTANGIBLES, NET

6.     GOODWILL AND INTANGIBLES, NET

The following tables disclose the carrying value of all intangible assets:

In thousands	Weighted Average Amortization Period	September 29, 2012	December 31, 2011	October 1, 2011

Amortized intangible assets:
Gross carrying amount:
Owned trademarks	4 years	$1,479	$1,479	$1,479
Customer relationships (a)	13 years	6,439	9,478	9,918
Merchandising rights (b)	4 years	17,578	17,742	28,504
Other	4 years	2,322	2,322	2,322
Subtotal	6 years	27,818	31,021	42,223
Accumulated amortization:
Owned trademarks		(1,316)	(1,112)	(1,023)
Customer relationships		(2,927)	(5,426)	(5,152)
Merchandising rights		(12,548)	(12,837)	(22,924)
Other		(1,904)	(1,792)	(1,754)
Subtotal		(18,695)	(21,167)	(30,853)
Net:
Owned trademarks		163	367	456
Customer relationships		3,512	4,052	4,766
Merchandising rights		5,030	4,905	5,580
Other		418	530	568
Total amortized intangible assets, net		9,123	9,854	11,370

Unamortized intangible assets:
Owned trademarks (c)		107,500	107,500	140,988
Total intangible assets, net		116,623	117,354	152,358

Goodwill		1,574	1,519	1,475
Total goodwill and intangibles, net		$118,197	$118,873	$153,833

(a)	The decrease in the balance compared to October 1, 2011 primarily reflected the write-off of the customer relationships associated with the Company’s former KENSIE and MAC & JAC brands.
(b)

The decrease in the balance compared to October 1, 2011 included non-cash impairment charges within the Company’s Adelington Design Group & Other segment related to the merchandising rights of its former MONET and former licensed DKNY® Jeans brands (see Note 1 – Basis of Presentation).

(c)

The decrease in the balance compared to October 1, 2011 primarily reflected the sale of the MONET trademark rights in the US and Puerto Rico and the sale of the KENSIE, KENSIE GIRL and MAC & JAC trademarks (see Note 1 – Basis of Presentation).

Amortization expense of intangible assets was $2.4 million and $3.4 million for the nine months ended September 29, 2012 and October 1, 2011, respectively, and $0.7 million and $1.2 million for the three months ended September 29, 2012 and October 1, 2011, respectively.

The estimated amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal Year	Amortization Expense
(In millions)
2012	$3.0
2013	2.5
2014	2.1
2015	1.4
2016	0.7